Accumulated Other Comprehensive Income (Loss) - Components of Accumulated Other Comprehensive Income (Loss) (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended
	Mar. 31, 2014	Mar. 31, 2014 Currency Translation Adjustments [Member]	Mar. 31, 2014 Derivative Financial Instruments, Net of Tax [Member]	Mar. 31, 2014 Defined Benefit Plans, Net of Tax [Member]	Dec. 31, 2013 Defined Benefit Plans, Net of Tax [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Accumulated other comprehensive income (loss), Beginning balance	$ (4)	$ 17	$ 5	$ (26)	$ (26)
Accumulated other comprehensive income (loss) before reclassifications	(30)	(51)	21
Amounts reclassified from accumulated other comprehensive income (loss)	(7)		(7)
Accumulated other comprehensive income (loss), Ending balance	$ (41)	$ (34)	$ 19	$ (26)	$ (26)